Secured Note Payable to Related Party - Schedule of Secured Notes Payable to Related Party (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Less debt discount	$ (1,555,556)	$ (1,555,556)
Secured note payable, net	252,968		$ 68,471
YA II PN, Ltd. [Member]
Secured note payable	1,500,000
Less debt discount	(1,247,032)
Secured note payable, net	$ 252,968